Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Related party transactions owned	$ 223,661		$ 223,661		$ 1,132,634
Related party transactions, professional expenses			86,400		50,400
Related party transaction, amounts of transaction			101,781		92,356
Prepaid royalties	339,091		339,091		339,091	344,321
Related party, total proceeds					168,907
Administrative and general expenses					41,956
Professional expense	873,865	$ 455,552	1,417,905	$ 984,625	2,269,756	1,153,731
Frank Maresca [Member]
Related Party Transactions (Details) [Line Items]
Related party transactions owned	$ 223,661		223,661		1,132,634
Related party transaction, amounts of transaction					871,371
Related party, total proceeds					95,000
Administrative and general expenses					198,841
Professional expense					360,000	180,000
Maresca [Member]
Related Party Transactions (Details) [Line Items]
Related party transactions, professional expenses			180,000	$ 180,000
Related party transaction, amounts of transaction			$ 221,316
Mr Richmond [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, amounts of transaction					168,907
Administrative and general expenses					$ 368,500